Property, Plant and Equipment - Summary of Property, Plant and Equipment (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	kr 14,236
Property, plant and equipment, closing balance	12,195	kr 14,236
Real estate [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	2,856
Property, plant and equipment, closing balance	2,634	2,856
Machinery and other technical assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	914
Property, plant and equipment, closing balance	643	914
Other equipment tools and installations [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	9,493
Property, plant and equipment, closing balance	7,860	9,493
Construction in progress and advance payments [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	973
Property, plant and equipment, closing balance	1,058	973
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	50,541	46,209
Additions	3,297	4,477
Balances regarding acquired/divested business	(347)	186
Disposals	(3,214)	(2,587)
Reclassiﬁcations	0	0
Translation differences	(734)	2,256
Property, plant and equipment, closing balance	49,543	50,541
Cost [member] | Real estate [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	7,523	6,946
Additions	87	47
Balances regarding acquired/divested business	0	37
Disposals	(443)	(275)
Reclassiﬁcations	327	287
Translation differences	(158)	481
Property, plant and equipment, closing balance	7,336	7,523
Cost [member] | Machinery and other technical assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	3,825	3,549
Additions	134	200
Balances regarding acquired/divested business	0	0
Disposals	(221)	(421)
Reclassiﬁcations	75	213
Translation differences	(61)	284
Property, plant and equipment, closing balance	3,752	3,825
Cost [member] | Other equipment tools and installations [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	38,220	35,009
Additions	1,713	2,705
Balances regarding acquired/divested business	(347)	138
Disposals	(2,318)	(1,638)
Reclassiﬁcations	627	593
Translation differences	(498)	1,413
Property, plant and equipment, closing balance	37,397	38,220
Cost [member] | Construction in progress and advance payments [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	973	705
Additions	1,363	1,525
Balances regarding acquired/divested business	0	11
Disposals	(232)	(253)
Reclassiﬁcations	(1,029)	(1,093)
Translation differences	(17)	78
Property, plant and equipment, closing balance	1,058	973
Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	(34,685)	(31,188)
Depreciations	(4,272)	(4,114)
Balances regarding acquired/divested business	227
Disposals	2,936	2,169
Reclassiﬁcations	0
Translation differences	540	(1,552)
Property, plant and equipment, closing balance	(35,254)	(34,685)
Accumulated depreciation and amortization [member] | Real estate [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	(4,282)	(3,741)
Depreciations	(480)	(502)
Balances regarding acquired/divested business	0
Disposals	395	226
Reclassiﬁcations	0
Translation differences	102	(265)
Property, plant and equipment, closing balance	(4,265)	(4,282)
Accumulated depreciation and amortization [member] | Machinery and other technical assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	(2,797)	(2,678)
Depreciations	(382)	(373)
Balances regarding acquired/divested business	0
Disposals	220	434
Reclassiﬁcations	1
Translation differences	60	(180)
Property, plant and equipment, closing balance	(2,898)	(2,797)
Accumulated depreciation and amortization [member] | Other equipment tools and installations [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	(27,606)	(24,769)
Depreciations	(3,410)	(3,239)
Balances regarding acquired/divested business	227
Disposals	2,321	1,509
Reclassiﬁcations	(1)
Translation differences	378	(1,107)
Property, plant and equipment, closing balance	(28,091)	(27,606)
Accumulated depreciation and amortization [member] | Construction in progress and advance payments [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	0
Depreciations	0
Balances regarding acquired/divested business	0
Disposals	0
Reclassiﬁcations	0
Translation differences	0
Property, plant and equipment, closing balance	0	0
Accumulated impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	(1,620)	(1,441)
Impairment losses	(662)	(274)
Disposals	131	201
Translation differences	57	(106)
Property, plant and equipment, closing balance	(2,094)	(1,620)
Accumulated impairment losses [member] | Real estate [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	(385)	(283)
Impairment losses	(101)	(115)
Disposals	40	44
Translation differences	9	(31)
Property, plant and equipment, closing balance	(437)	(385)
Accumulated impairment losses [member] | Machinery and other technical assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	(114)	(104)
Impairment losses	(114)	(4)
Disposals	7	3
Translation differences	10	(9)
Property, plant and equipment, closing balance	(211)	(114)
Accumulated impairment losses [member] | Other equipment tools and installations [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	(1,121)	(1,054)
Impairment losses	(428)	(146)
Disposals	65	145
Translation differences	38	(66)
Property, plant and equipment, closing balance	(1,446)	(1,121)
Accumulated impairment losses [member] | Construction in progress and advance payments [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	0
Impairment losses	(19)	(9)
Disposals	19	9
Translation differences	0
Property, plant and equipment, closing balance	kr 0	kr 0